Common shares - Stock compensation expense (Details) - Restricted Stock [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock compensation expense, 2019	$ 21,913
Expected stock compensation expense, 2020	13,084
Expected stock compensation expense, 2021	5,702
Expected stock compensation expense, 2022	1,607
Expected stock compensation expense, 2023	123
Total expected stock compensation expense	42,429
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock compensation expense, 2019	20,622
Expected stock compensation expense, 2020	12,596
Expected stock compensation expense, 2021	5,595
Expected stock compensation expense, 2022	1,607
Expected stock compensation expense, 2023	123
Total expected stock compensation expense	40,543
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock compensation expense, 2019	1,291
Expected stock compensation expense, 2020	488
Expected stock compensation expense, 2021	107
Expected stock compensation expense, 2022	0
Expected stock compensation expense, 2023	0
Total expected stock compensation expense	$ 1,886